OTHER RECEIVABLES, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
OTHER RECEIVABLES, NET (Tables)
Schedule of other receivables, net
	June 30,	December 31,
	2019	2018
	(unaudited)
Staff advance	$12,847	$135,258
Others	46,331	34,148
Other receivables	59,178	169,406
Allowance	(3,094)	(3,099)
Other receivables, net	$56,084	$166,307

	December 31,	December 31,
	2018	2017

Staff advance	$135,258	$84,996
Others	34,148	441,002
Other receivables	169,406	525,998
Allowance	(3,099)	(11,629)
Other receivables, net	$166,307	$514,369

Schedule of allowance for doubtful accounts
	December 31,	December 31,
	2018	2017

Balance at beginning of the year	$11,629	$-
Addition	-	11,254
Reversal	(8,269)	-
Exchange translation adjustment	(261)	375
Balance at end of the year	$3,099	$11,629